Summary of Status of Restricted Stock Units and Changes (Detail) (Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock Units
Number of Nonvested Stock Units
Nonvested at beginning period	7,018
Restricted stock units granted	1,893
Restricted stock units vested	(4,867)
Restricted stock units forfeited	(123)
Nonvested at ending period	3,921
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 2.68
Restricted stock units granted	$ 3.13
Restricted stock units vested	$ 2.60
Restricted stock units forfeited	$ 2.60
Nonvested at ending period	$ 2.90
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	5 months 5 days